Debt securities - Schedule of breakdown by type of instrument (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instruments
Financial assets	€ 300,026	€ 283,497	€ 243,203
Debt securities
Debt Instruments
Financial assets	300,026	283,497	243,203
Private fixed income
Debt Instruments
Financial assets	63,816	61,831	57,150
Private fixed income | Floating rate debt
Debt Instruments
Financial assets	18,721	17,323	15,376
Private fixed income | Fixed rate debt
Debt Instruments
Financial assets	20,508	22,175	22,221
Private fixed income | Securitised mortgage bonds
Debt Instruments
Financial assets	10,514	10,709	9,310
Private fixed income | Other asset-backed bonds
Debt Instruments
Financial assets	€ 14,073	€ 11,624	€ 10,243